BORROWINGS - Disclosure of Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 2,044	$ 1,984		$ 2,239	$ 1,983
Maximum
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement	3.5		3.5
Leverage ratio allowed under debt agreements	4.5		4.5
Minimum
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement			3.5
Leverage ratio allowed under debt agreements	3.5
Debt arrangements
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 1,745	1,741		1,738
Debt arrangements | Unamortised loan costs
Disclosure of detailed information about borrowings [line items]
Utilised facilities	(16)	(20)		(23)
Debt arrangements | Interest accrued
Disclosure of detailed information about borrowings [line items]
Utilised facilities	11	11		11
Banking facilities
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 299	243		501
Rated bonds, November 2028 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.375%
Contract Amount	$ 750
Available facilities	0
Rated bonds, November 2028 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 750	750		750
Rated bonds, October 2030 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.75%
Contract Amount	$ 700
Available facilities	0
Rated bonds, October 2030 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 700	700		700
Rated bonds, April 2040 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	6.50%
Contract Amount	$ 300
Available facilities	0
Rated bonds, April 2040 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 300	300		300
Geita revolving credit facility, December 2024 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.00%
Contract Amount	$ 302
Available facilities	5
Geita revolving credit facility, December 2024 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 299	0		189
Geita revolving credit facility, December 2024 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	6.70%
Siguiri revolving credit facility, October 2025 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Contract Amount	$ 65
Available facilities	65
Siguiri revolving credit facility, October 2025 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0	68		68
Siguiri revolving credit facility, October 2025 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.00%
Multi-currency revolving credit facility, June 2029 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Contract Amount	$ 1,400
Available facilities	1,400
Multi-currency revolving credit facility, June 2029 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0	$ 175		$ 244
Multi-currency revolving credit facility, June 2029 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Multi-currency revolving credit facility, June 2029 | BBSY | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%